Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (48.5%)
iShares Core S&P 500 ETF	80,850	34,720
iShares Core S&P Mid-Cap ETF	10,750	2,681
iShares Core S&P Small-Cap ETF	27,200	2,566
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	11,174,346	16,035
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	4,694,498	15,900
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	13,555,613	14,369
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,805,551	13,287
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,996,659	13,386
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,656,345	5,331
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,500,570	5,881

Total		124,156

Fixed Income (33.6%)
iShares Core U.S. Aggregate Bond ETF	144,000	13,542
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	20,669,981	12,960
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	15,285,762	13,849
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	41,173,283	42,532

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,216,199	3,190

Total		86,073

Foreign Equity (14.9%)
iShares Core MSCI EAFE ETF	139,600	8,983
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,939,849	2,552
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	9,333,818	13,805
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	7,788,699	12,929

Total		38,269

Total Investment Companies (Cost: $274,047)		248,498

Short-Term Investments (1.6%)
Investment Companies (1.6%)
JPMorgan Ultra-Short Income ETF	40,300	2,022
PIMCO Enhanced Short Maturity Active ETF	20,100	2,013

Total		4,035

Total Short-Term Investments (Cost: $4,097)		4,035

Total Investments (98.6%) (Cost: $278,144)@		252,533

Other Assets, Less Liabilities (1.4%)		3,551

Net Assets (100.0%)		256,084

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $278,144 and the net unrealized depreciation of investments based on that cost was $25,611 which is comprised of $3,557 aggregate gross unrealized appreciation and $29,168 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$248,498	$ —	$ —
Short-Term Investments	4,035	—	—

Total Assets:	$252,533	$ —	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30, 2023 are as follows:

Portfolio	Value at 12/31/2022	Purchases	Sales	Value at 9/30/2023	Change in Unrealized Appreication/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership 9/30/2023
	(amount in thousands)
Domestic Equity	$19,880	$1,089	$2,850	$16,035	$(2,721)	$637	$318	$771	1.7%
Emerging Markets	2,959	57	400	2,552	20	(84)	57	–	0.3%
Focused Appreciation	18,098	1,016	7,610	15,900	2,378	2,018	–	1,016	1.4%
High Yield Bond	12,776	739	580	12,960	86	(61)	739	–	1.8%
International Equity	15,799	428	3,370	13,805	1,623	(675)	428	–	0.8%
International Growth	15,020	411	3,070	12,929	(327)	895	118	293	1.4%
Large Cap Blend	18,947	1,350	5,970	14,369	(782)	824	124	1,226	8.3%
Mid Cap Growth Stock	13,540	34	590	13,287	342	(39)	34	–	1.4%
Mid Cap Value	14,985	2,087	1,100	13,386	(2,613)	27	335	1,752	2.2%
Multi-Sector Bond	13,571	357	–	13,849	(79)	–	357	–	1.2%
Select Bond	44,162	1,147	1,400	42,532	(1,216)	(161)	1,147	–	1.6%
Short-Term Bond	3,120	64	–	3,190	6	–	64	–	0.8%
Small Cap Growth Stock	5,312	2	330	5,331	376	(29)	2	–	0.9%
Small Cap Value	6,174	445	330	5,881	(360)	(48)	32	413	1.1%

	$204,343	$9,226	$27,600	$186,006	$(3,267)	$3,304	$3,755	$5,471

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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